CDC NVEST SHORT TERM
                              CORPORATE INCOME FUND

 Supplement dated February 19, 2002 to the currently effective CDC Nvest Income Funds Classes A, B, C and Class Y Prospectuses, as supplemented January 1, 2002, CDC Nvest Income Funds Statement of Additional Information ("SAI") and CDC Nvest
               Funds SAI Part II, as supplemented January 1, 2002

On December 14, 2001, the Board of Trustees of CDC Nvest Funds Trust II approved changing CDC Nvest Short Term Corporate Income Fund's name to CDC Nvest Short Term Bond Fund, effective May 1, 2002.


                                                                      SP163-0202